CONVERTIBLE PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED STOCK
CONVERTIBLE PREFERRED STOCK

10.    CONVERTIBLE PREFERRED STOCK

Hyperfine Convertible Preferred Stock

Hyperfine has issued four series of Convertible Preferred Stock, Series A through Series D. The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of Hyperfine as of September 30, 2021 and December 31, 2020 (in thousands, except share and per share information):

September 30, 2021

				Shares	Total			Initial
		Issuance		Issued	Proceeds or		Net	Liquidation
	Year of Class	Price per	Shares	and	Exchange	Issuance	Carrying	Price per
Class	Issuance	Share	Authorized	Outstanding	Value	Costs	Value	Share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$998	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,586,210	31,586,210	59,382	234	59,148	1.88
Series D	2020 – 2021	2.15	62,577,618	41,970,981	90,237	136	90,101	2.15
			129,788,828	109,182,191	$159,119	$372	$158,747

December 31, 2020

				Shares	Total			Initial
		Issuance		Issued	Proceeds or		Net	Liquidation
	Year of Class	Price per	Shares	and	Exchange	Issuance	Carrying	Price per
Class	Issuance	Share	Authorized	Outstanding	Value	Costs	Value	Share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$998	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,586,210	31,586,210	59,382	234	59,148	1.88
Series D	2020	2.15	62,577,618	27,799,648	59,769	129	59,640	2.15
			129,788,828	95,010,858	$128,651	$365	$128,286

Liminal Convertible Preferred Stock

On April 1, 2021 Liminal effected a recapitalization whereby each share of Liminal common stock outstanding was exchanged for shares of Liminal Series A-1 preferred stock and Liminal Series A-2 preferred stock. The value ascribed to the preferred stock is equivalent to the total amount of historical equity investments contributed by the common shareholder. There were no new investments or changes in control in conjunction with the recapitalization.

The powers, preferences, rights, qualifications, limitations and restrictions of the shares of Liminal Convertible Preferred Stock are as follows:

Dividends

Dividends shall accrue to holders of the Convertible Preferred Stock at the rate of 8% of the original issue price for the applicable series of Convertible Preferred Stock, per annum subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization, reclassification and other similar events payable only when, and if, declared by Liminal’s board of directors. The right to receive dividends on Convertible Preferred Stock are not cumulative, and therefore, if not declared in any year, the right to such dividends shall terminate and shall not carry forward into the next year. There have been no dividends declared to date.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of Liminal, whether voluntary or involuntary or a deemed liquidation event (which includes a merger, the sale of all of Liminal’s assets, or a transaction which the holders of capital stock of Liminal hold less than 50% of the voting securities) (each a “Liquidation Event”), the holders of the Convertible Preferred Stock are entitled to be paid out of the assets of Liminal available for distribution to stockholders, pari passu, at a liquidation price per share equal to the greater of: (1) the applicable original issuance price of $.1287 per share for Series A-1 and Series A-2 Convertible Preferred Stock, plus any declared and unpaid dividends or (2) an amount that would have been payable had all the shares of the Convertible Preferred Stock been converted into Liminal common stock. These payments will be made to or set aside prior to the holders of shares of any other class or series of capital stock that is not, by its terms, senior to the Convertible Preferred Stock.

Voting Rights

The holders of shares of the Convertible Preferred Stock shall be entitled to vote on all matters on which the holders of shares of Liminal common stock shall be entitled to vote.

Each holder of record of shares of Series A-1 Convertible Preferred Stock shall be entitled to ten votes per share of Liminal Special-voting common stock into which such Series A-1 Convertible Preferred Stock are convertible, as discussed below under “Conversion,” on all matters to be voted on by Liminal’s stockholders. Each holder of record of shares of Series A-2 Convertible Preferred Stock shall be entitled to one vote per share of Liminal common stock into which such Series A-2 Convertible Preferred Stock are convertible, as discussed below under Conversion, on all matters to be voted on by Liminal’s stockholders. The holders of Convertible Preferred Stock and the holders of Liminal common stock shall vote together and not as separate classes. There shall be no series voting.

Conversion

Each share of Series A-1 Convertible Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of Liminal Special-voting common stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional shares of Liminal common stock for no consideration or consideration less than the conversion price of the Series A Convertible Preferred Stock. Each share of Series A-2 Convertible Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into shares of Liminal common stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional shares of common stock for no consideration or consideration less than the conversion price of the respective series of Convertible Preferred Stock, which is equal to the original issuance price for each series of Convertible Preferred Stock.

Upon the earlier to occur of (i) election of the Convertible Preferred Stock by the consent or vote of the majority holders of the Convertible Preferred Stock (voting together as a single class and not as separate series, and on an as-converted basis) or (ii) the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, as amended, covering the offer and sale of shares of Liminal common stock in which the aggregate gross proceeds to Liminal are at least $80,000 (1) each share of Series A-1 Convertible Preferred Stock shall automatically be converted into shares of Liminal Special-voting common stock on a 1 for 1 basis and (2) each share of Series A-2 Convertible Preferred Stock shall automatically be converted into Liminal common stock on a 1 for 1 basis.

9.   CONVERTIBLE PREFERRED STOCK

Hyperfine has issued four series of Convertible Preferred Stock, Series A through Series D. Liminal does not have any Convertible Preferred Stock. The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of Hyperfine as of December 31, 2020 (in thousands, except share and per share information):

								Initial
		Issuance		Shares	Total			Liquidation
	Year of Class	Price	Shares	Issued and	Proceeds or	Issuance	Net Carrying	Price
Class	Issuance	per share	Authorized	Outstanding	Exchange Value	Costs	Value	per share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$999	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,586,210	31,586,210	59,382	234	59,148	1.88
Series D	2020	2.15	62,577,618	27,799,648	59,769	129	59,640	2.15
			129,788,828	95,010,858

The following table summarizes the authorized, issued and outstanding Convertible Preferred Stock of Hyperfine as of December 31, 2019 (in thousands, except for share and per share information):

								Initial
		Issuance		Shares	Total			Liquidation
	Year of Class	Price	Shares	Issued and	Proceeds or	Issuance	Net Carrying	Price
Class	Issuance	per share	Authorized	Outstanding	Exchange Value	Costs	Value	per share
Series A	2014	$0.04	25,000,000	25,000,000	$1,000	$2	$999	$0.80
Series B	2017	0.80	10,625,000	10,625,000	8,500	—	8,500	0.80
Series C	2017	1.88	31,914,894	31,586,210	59,382	234	59,148	1.88
			67,539,894	67,211,210

The powers, preferences, rights, qualifications, limitations and restrictions of the shares of Convertible Preferred Stock are as follows:

Dividends

Dividends shall accrue to holders of the Convertible Preferred Stock at the rate of 8% of the original issue price for the applicable series of Convertible Preferred Stock, per annum subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization, reclassification and other similar events payable only when, and if, declared by Hyperfine’s board of directors. The right to receive dividends on Convertible Preferred Stock are not cumulative, and therefore, if not declared in any year, the right to such dividends shall terminate and shall not carry forward into the next year. There have been no dividends declared to date.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of Hyperfine, whether voluntary or involuntary or a deemed liquidation event (which includes a merger, the sale of all of Hyperfine’s assets, or a transaction which the holders of capital stock of Hyperfine hold less than 50% of the voting securities) (each a “Liquidation Event”), the holders of the Convertible Preferred Stock are entitled to be paid out of the assets of Hyperfine available for distribution to stockholders, pari passu, at a liquidation price per share equal to the greater of: (1) the applicable Original Issue Price of such Convertible Preferred Stock, plus any declared and unpaid dividends or (2) an amount that would have been payable had all the shares of the Convertible Preferred Stock been converted into Hyperfine common stock. These payments will be made to or set aside prior to the holders of shares of any other class or series of capital stock that is not, by its terms, senior to the Convertible Preferred Stock.

Voting Rights

The holders of shares of the Convertible Preferred Stock shall be entitled to vote on all matters on which the holders of shares of Hyperfine common stock shall be entitled to vote.

Each holder of record of shares of Series A Convertible Preferred Stock shall be entitled to ten votes per share of Hyperfine Special-voting common stock into which such Series A Convertible Preferred Stock are convertible, as discussed below under “Conversion,” on all matters to be voted on by Hyperfine’s stockholders. Each holder of record of shares of Series B Convertible Preferred Stock, Series C Convertible Preferred Stock and Series D Convertible Preferred Stock shall be entitled to one vote per share of Hyperfine common stock into which such Series B Convertible Preferred Stock, Series C Convertible Preferred Stock, and Series D Convertible Preferred Stock are convertible, as discussed below under Conversion, on all matters to be voted on by Hyperfine’s stockholders. The holders of Convertible Preferred Stock and the holders of Hyperfine common stock shall vote together and not as separate classes. There shall be no series voting.

Conversion

Each share of Series A Convertible Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into shares of Hyperfine Special-voting common stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional common shares for no consideration or consideration less than the conversion price of the Series A Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock, Series C Convertible Preferred Stock and Series D Convertible Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into shares of Hyperfine common stock on a 1 to 1 conversion rate subject to customary anti-dilution adjustments and upon the issuance of additional common shares for no consideration or consideration less than the conversion price of the respective series of Convertible Preferred Stock, which is equal to the original issuance price for each series of Convertible Preferred Stock.

Upon the earlier to occur of (i) election of the Convertible Preferred Stock by (A) the consent or vote of the majority holders of the Convertible Preferred Stock (voting together as a single class and not as separate series, and on an as-converted basis), (B) the consent or vote of the majority holders of Series C Convertible Preferred Stock (voting separately as a single class) and (C) the consent or vote of the majority holders of Series D Convertible Preferred Stock (voting separately as a single class) or (ii) the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933 covering the offer and sale of shares of Hyperfine common stock in which the aggregate gross proceeds to Hyperfine are at least $80,000 (1) each share of Series A Convertible Preferred Stock shall automatically be converted into shares of Hyperfine Special-voting common stock on a 1 for 1 basis and (2) each share of Series B, Series C and Series D Convertible Preferred Stock shall automatically be converted into Hyperfine common stock on a 1 for 1 basis.